                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


Investment Company Act File Number:       811-7742

Exact Name of Registrant as
Specified in Charter:                     Voyageur Mutual Funds

Address of principal executive offices:   2005 Market Street
                                          Philadelphia, PA 19103

Name and address of agent for service:    David F. Connor, Esq.
                                          2005 Market Street
                                          Philadelphia, PA 19103

Registrant's telephone number:            (800) 523-1918

Date of fiscal year end:                  August 31

Date of reporting period:                 July 1, 2005 - June 30, 2006

================================================================================
ITEM 1. PROXY VOTING RECORD.
================================================================================
=============== DELAWARE MINNESOTA HIGH YIELD MUNICIPAL BOND FUND ==============

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

=============== DELAWARE NATIONAL HIGH YIELD MUNICIPAL BOND FUND ===============

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

====================== DELAWARE TAX-FREE CALIFORNIA FUND =======================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

======================== DELAWARE TAX-FREE IDAHO FUND ==========================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

======================== DELAWARE TAX-FREE NEW YORK FUND =======================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

================================================================================

                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS


By:    Patrick P. Coyne
       ------------------------
Name:  Patrick P. Coyne
Title: Chairman/President/
       Chief Executive Officer
Date:  August 29, 2006